Other Non-current Payables and Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of other non-current payables and liabilities [abstract]
Other Non-current payables and liabilities
19.
Other Non-current payables and liabilities

Other non-current payables as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Long-term Accounts Payable (*)	7,838,339	32,062
(Present Value Discount)	—	(236)
Total	7,838,339	31,826

(*) As of December 31, 2023, the balance of long-term accounts payable entirely consists of professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring.

Other non-current liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Long-term Leasehold Deposits Received	—	69,836
Total	—	69,836